Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Change in Net Assets Available for Benefits from Financial Statements to Form 5500 (Details) - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 564,003
Deemed distributions of participant loans for the current year	(1,510)
Deemed distributions of participant loans for the prior year	5,848
Net increase in net assets available for benefits per the Form 5500	$ 568,341